Notes to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities

(b) Changes in liabilities arising from financing activities

	Convertible redeemable preferred shares	Other payables to related parties	Lease liabilities
		US$’000	US$’000
At January 1, 2020	—	4	6,085
Additions of lease liabilities	—	—	(437)
Changes from financing cash flows	160,450	(4)	(2,602)
Interest expense	—	—	195
Interest paid classified as operating cash flows	—	—	(195)
Fair value loss of the convertible redeemable preferred shares	79,984	—	—
Conversion to ordinary shares	(240,434)	—	—
Foreign exchange movement	—	—	327
At December 31, 2020	—	—	3,373
At January 1, 2019	—	4,688	4,317
Additions of lease liabilities	—	—	6,840
Changes from financing cash flows	—	19,722	(5,056)
Non-cash transaction (note 28(a))	—	(24,374)	—
Interest expense	—	—	199
Interest paid classified as operating cash flows	—	—	(199)
Foreign exchange movement	—	(32)	(16)
At December 31, 2019	—	4	6,085
At January 1, 2018	—	1,968	269
Additions of lease liabilities	—	—	4,280
Changes from financing cash flows	—	2,720	(219)
Interest expense	—	—	82
Interest paid classified as operating cash flows	—	—	(82)
Foreign exchange movement	—	—	(13)
At December 31, 2018	—	4,688	4,317

Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows

The total cash outflow for leases included in the statement of cash flows is as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000
Right-of-use assets
Within operating activities	195	199	82
Within financing activities	2,602	5,056	219
Short-term leases	69	272	—
	2,866	5,527	301